Financial instruments - Changes in cash flow hedges and excluded forward element (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Change in fair value of cash flow hedges	$ 187,921	$ (276,619)
Forward element excluded from hedging relationships	(211,132)	(33,837)
Changes in cash flow hedges and excluded forward element	$ (23,211)	$ (310,456)